Fair Value Measurements - Schedule of Fair Value Measured On Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements - assets	$ 6,027	$ 10,552	$ 7,058
Interest rate swap agreements - liabilities	(9,287)	(6,039)	(13,817)
Total	(3,260)	4,513	(6,759)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements - assets	0	0	0
Interest rate swap agreements - liabilities	0	0	0
Total	0	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements - assets	6,027	10,552	7,058
Interest rate swap agreements - liabilities	(9,287)	(6,039)	(13,817)
Total	(3,260)	4,513	(6,759)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap agreements - assets	0	0	0
Interest rate swap agreements - liabilities	0	0	0
Total	$ 0	$ 0	$ 0